Mar. 31, 2024
Matisse Discounted Closed-End Fund Strategy | MATISSE DISCOUNTED CLOSED-END FUND STRATEGY
INVESTMENT OBJECTIVE
The Matisse Discounted Closed-End Fund Strategy (the “Fund”) seeks long-term capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.62%
Interest Expenses from Borrowing	0.56%
Acquired Fund Fees and Expenses[2]	1.71%
Total Annual Fund Operating Expenses	3.84%
1.  Restated to reflect current contractual fees.
2. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$386	$1,172	$1,976	$4,070

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 54.53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a “fund of funds” that seeks to achieve its investment objectives principally through investments in unaffiliated closed-end funds that typically trade at substantial discounts relative to their underlying net asset values and pay regular periodic cash distributions. The closed-end funds in the Fund’s portfolio can invest in a variety of asset classes, including both equity and fixed income securities. The Advisor believes this approach is capable of generating long-term capital appreciation and income, and typically results in a balanced Fund portfolio.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the fund’s market value is less than the value of its underlying portfolio. This policy may be changed without shareholder approval upon 60-days’ prior notice to shareholders.  In addition, the closed-end funds may be domestic or foreign for purposes of this policy.
Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept. In evaluating closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease in the future. The process is highly quantitative, and model inputs include information about the closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.
The Advisor’s investment strategy seeks to capture total return potential from the following sources:
1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.
2.
Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level one receives.
Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares.  Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market.  The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying net asset values. The Fund will invest in closed-end funds that are trading at substantial discounts relative to the underlying net asset values and that the Advisor feels are best positioned to narrow the spread between the underlying net asset value of the fund and the share price.  A closed-end fund is considered to be trading at a substantial discount when, in the Advisor’s determination, the fund’s market value is significantly less than the value of its underlying portfolio. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the net asset values, as well as from the capital appreciation achieved when general market conditions increase share prices, and the income generated from closed-end fund distributions.
The Advisor intends to construct a diversified portfolio that generates regular cash income.  Under normal market conditions, the Fund’s portfolio will hold shares of approximately 30 to 90 unaffiliated closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  The closed-end funds in which the Fund invests may hold either equity securities or fixed income securities.  In addition, the closed-end funds: may invest in foreign securities and American Depository Receipts (ADRs); may invest in derivative instruments; and may utilize leverage to acquire their underlying portfolio investments.
The Fund’s direct investments may be in both domestic and foreign securities. (The Advisor deems a security to be foreign if a U.S. market is not the principal trading market.)  Foreign securities held by the Fund will principally be closed-end funds listed and traded in Canada and the United Kingdom. Such investments will be selected for investment and sold using the same proprietary research process for domestic closed-end funds, although with adjustments for local practices and regulations.  Investments in foreign securities may be made directly in foreign markets, including emerging markets, as well as indirectly through other investment companies and ADRs. To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.
Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. Under normal circumstances, the Fund may hold up to 20% of net assets, plus borrowings for investment purposes, in cash and cash equivalents. This portion of the Fund’s portfolio will principally be invested in money market mutual funds.
To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage).  Any borrowing by the Fund will be subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), and relevant interpretive positions of the staff of the Securities and Exchange Commission (the “SEC”), which presently allow the Fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com/MDCEX.

Institutional Class Shares Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.86% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -37.13% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2024, was 8.38%.

Periods Ended December 31, 2023 (returns with maximum sales charge)
Average Annual Total Returns
Periods Ended December 31, 2023 (returns with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception[1]
Institutional Class Shares
Before taxes	23.88%	10.92%	8.07%	7.81%
After taxes on distributions	19.69%	5.75%	4.22%	3.88%
After taxes on distributions and sale of Shares	13.90%	6.90%	4.98%	3.88%
Morningstar Global Allocation Index[2]	15.46%	7.08%	5.40%	6.24%
S&P 500 Total Return Index[2]	26.29%	15.68%	12.03%	13.67%
S-Network Composite Closed-End Fund Total Return Index	9.61%	6.15%	5.41%	5.30%
First Trust Composite Closed-End Fund Index	9.94%	5.66%	4.64%	4.39%
1.The Institutional Class Shares commenced operations on October 31, 2012.
2. In prior prospectuses, the Fund compared its performance against the S&P 500 Total Return Index. The Advisor believes the Morningstar Global Allocation Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies as it aligns more closely with the Fund’s portfolio than the S&P 500 Total Return Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).